Earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares
Earnings per share
Basic earnings per share | $ / shares	$ 0.04	$ 0.09	$ 0.07
Diluted earnings per share | $ / shares	$ 0.04	$ 0.08	$ 0.06
Basic earnings per share
Profit (loss) attributable to owners | $	$ 179,679	$ 376,630	$ 253,411
Earnings used in the calculation of basic earnings per share | $	$ 179,679	$ 376,630	$ 253,411
Weighted average number of ordinary shares for the purpose of basic earnings per share	4,628,850,686	4,221,765,945	3,896,041,667
Share Consolidation ratio				10
Par value per share | $ / shares	$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.0004
Diluted earnings per share
Earnings used in the calculation of basic earnings per share | $	$ 179,679	$ 376,630	$ 253,411
Interest expense from convertible bonds | $	905	16,352	13,238
Earnings used in the calculation of diluted earnings per share | $	$ 180,584	$ 392,982	$ 266,649
Weighted average shares
Weighted average number of ordinary shares used in the calculation of basic earnings per share	4,628,850,686	4,221,765,945	3,896,041,667
Employee option and restricted share units	44,496,788	36,240,710	36,944,830
Convertible bonds	38,241,356	575,099,614	393,257,100
Perpetual subordinated convertible securities	1,848,513
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	4,713,437,343	4,833,106,269	4,326,243,597
Employee stock options
Weighted average shares
Antidilutive weighted average outstanding employee stock options excluded from the computation of diluted earnings per share	5,214,138	19,757,421	40,367,017
Conversion of convertible bonds
Weighted average shares
Antidilutive weighted average outstanding employee stock options excluded from the computation of diluted earnings per share	377,137,509